INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Summary of investments

	December 31, 2021	December 31, 2020
	$	$
Equities held (i)	28,578,556	21,089,997
Warrants held (ii)	3,363,902	—
Total Investments	31,942,458	21,089,997

Summary of equity securities held

The Company held the following equities as at December 31, 2021 and 2020:

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	7,276,206
Labrador Gold Corp.	12,555,556	8,850,000	11,300,000
Long Range	5,000,000	500,000	500,000
Novo Resources Corp.	6,645,000	16,014,450	9,502,350
Total Equities		33,827,154	28,578,556

			Fair Value
			December 31,
		Cost	2020
	Quantity	$	$
Exploits Discovery Corp. (i)	6,562,799	4,462,703	3,957,368
MetalsTech Limited	3,000,000	586,920	604,852
Novo Resources Corp.	6,944,444	16,736,110	16,527,777
Total Equities		21,785,733	21,089,997
(i)

The Exploits Discovery Corp. investment is subject to certain resale restrictions expiring December 8, 2021 and trading restrictions expiring April 8, 2021 and was discounted in the amount of $439,708.

Summary of warrants

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	837,381
Labrador Gold Corp.	6,277,778	—	2,526,521
Total Warrants		—	3,363,902

Summary of analysis of investments including related gains and losses

	Year ended December 31,
	2021	2020
	$	$
Investments, beginning of year	21,089,997	114,937
Investments received in private placement	—	16,736,110
Investments received in sale of exploration and evaluation assets	500,000	4,462,704
Purchases of investments	12,850,001	—
Disposition of investments	(1,313,462)	—
Realized gain on investments	192,114	—
Unrealized (loss) on investments	(1,376,192)	(223,754)
Investments, end of year	31,942,458	21,089,997